Other disclosures (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guarantees And Commitments [Abstract]
Deferred revenues for the premium received for providing guarantees	R$ 446,143	R$ 476,564	R$ 385,169
Third-party securities held in custody
Third-party securities held in custody	40,459,429	27,772,714	38,412,152
Other obligations
Non-cancellable operating leases contracts with indeterminate mature	R$ 934	R$ 1,013	R$ 696